Recoverable taxes and recoverable income and social contributions taxes	12 Months Ended
Dec. 31, 2025
Recoverable taxes and recoverable income and social contributions taxes
Recoverable taxes and recoverable income and social contributions taxes
7. Recoverable taxes and recoverable income and social contributions taxes

a. Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2025	12/31/2024
ICMS - State VAT (a.1)	1,394,916	1,416,708
PIS and COFINS - Federal VAT (a.2)	3,863,682	3,172,417
Others	144,643	101,152
Total	5,403,241	4,690,277
Current	1,685,426	2,040,008
Non-current	3,717,815	2,650,269

a.1 The recoverable ICMS net of provision for losses is substantially related to the following operations:

Tax credits are recognized mainly of the following nature: a) transactions of inputs and outputs of products subject to taxation of the own ICMS; b) interstate outflows of oil-related products, whose ICMS was prepaid by the supplier (Petrobras); c) credits for refunds of the ICMS-ST (tax substitution) overpaid when the estimated calculation basis used is higher than that of the actual operation performed.

In 2023, with the enactment of Supplementary Law 192/22 (“LC 192/22”), the single-phase ICMS levy on LPG, diesel, biodiesel, gasoline and anhydrous ethanol became effective. Due to the advent of this new calculation modality, the subsidiaries have stopped generating credits related to the refunds of ICMS-ST (tax substitution regime).

The amounts of recoverable ICMS are realized through the Company’s own operations subject to taxes, being a revolving credit, which means that the credits are monthly offset against the tax payable on sales and new credits are generated by the acquisition of inputs, as well as by the State's refund on tax substitution operations. Management estimates the realization of the credits classified in non-current assets over an approximate period of 5 years.

12/31/2025
Up to 1 year	384,458
From 1 to 2 years	462,422
From 2 to 3 years	304,872
From 3 to 5 years	208,721
Above 5 years	34,443
Total recoverable ICMS, net of provision	1,394,916

The provision for ICMS losses, in the amount of R$ 16,902 (R$ 17,116 as of December 31, 2024), relates to tax credit of the subsidiaries whose amounts are not included within the term determined by its internal policies of provisioning.

a.2 The recoverable PIS and COFINS are substantially related to:

ICMS in the PIS and COFINS calculation basis - The balance of PIS and COFINS includes credits recorded under Laws 10,637/02 and 10,833/03, as well as amounts arising from a STF’s favorable decision (Theme 69) regarding the exclusion of ICMS from the PIS and COFINS calculation basis.

In the year ended December 31, 2025, the Company, through its subsidiary Ipiranga, recognized effects from tax credits of R$ 1,152,890 (R$ 672,572 under “other operating income (expenses) and R$ 480,318 under “financial income”), relating to the periods from November 2008 to December 2024, arising from supplementary calculations (specific regime operations) related to final and unappealable decisions of lawsuits.

Supplementary Law 192 - On March 11, 2022 Supplementary Law 192/22 was published to reduce the tax burden of the fuel supply chain. Art. 9 of said law established the reduction of the PIS and COFINS tax rates levied on diesel, biodiesel and LPG to zero through December 31, 2022, ensuring at the same time the maintenance of credits taken across the whole supply chain up to September 21, 2022 (90 days after the publication of LC 194/22 that restricted the right to take credits on taxpayers), when it became effective.

The Company, through its subsidiaries, has credits in the amount of R$ 814,319 (R$ 1,686,836 as of December 31, 2024) from the LC 192/22. These credits were recorded considering the expectation of realization by the Company within a 5-year period from the date of generation, period in which the Company has the ability to use these credits. The estimated realization is updated annually considering the estimated future results.

Management estimates the realization of these credits within up to 5 years from the constitution date, as follows:

12/31/2025
Up to 1 year	1,156,563
From 1 to 2 years	920,585
From 2 to 3 years	713,582
From 3 to 5 years	1,072,952
Total recoverable PIS and COFINS	3,863,682

b. Recoverable income and social contribution taxes

Relates to IRPJ and CSLL to be recovered by the Company and its subsidiaries, arising from the tax advances of previous years, as well as referring to lawsuits on the non-levy of IRPJ and CSLL on the monetary variation (SELIC) in the repetition of undue payments. The Company, through its subsidiaries, has a recoverable IRPJ and CSLL balance of R$ 664,056, of which R$ 317,963 recorded as current and R$ 346,093 recorded as non-current (R$ 498,067, of which R$ 151,930 recorded as current and R$ 346,137 recorded as non-current as of December 31, 2024). Management estimates the realization of these credits within up to 5 years.